NOTE 13 - Share Based Compensation: Schedule of Assumptions used to estimate the fair value of options (Details) - Options	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expected volatility		50.00%
Expected dividend yield	0.00%	0.00%
Minimum
Expected volatility	50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.71%	3.26%
Maximum
Expected volatility	60.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.97%	4.58%